Schedule of Fair Value of the Holdback Consideration (Details) - USD ($)	5 Months Ended	10 Months Ended
	Jun. 30, 2021	Jun. 30, 2021
Esports Gaming League [Member]
Business Acquisition [Line Items]
Fair value of contingent share consideration at September 3, 2020	$ 300,000
Change in fair value contingent consideration	442,803
Payment of Holdback Consideration in cash	(145,153)
Stock issued of Holdback Contingent in shares	(597,650)
Fair value of contingent share consideration at June 30, 2021
Flip Sports Limited [Member]
Business Acquisition [Line Items]
Fair value of contingent share consideration at September 3, 2020		500,000
Change in fair value contingent consideration		1,305,804
Stock issued settlement of contingent share consideration (March 3, 2021)		(1,805,804)
Fair value of contingent share consideration at June 30, 2021